Trade payables and lease liabilities (Tables)	3 Months Ended
Sep. 30, 2024
Presentation of leases for lessee [abstract]
Trade payables and lease liabilities

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Current liabilities
Trade and other payables	120,757	32,119
Lease liability	368	214
Total current liabilities	121,125	32,333

Non-current liabilities
Lease liability	2,232	1,441

Total trade payables and lease liabilities	123,357	33,774